UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00018

                             Ameritor Security Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              4400 MacArthur Blvd, Suite 301, Washington, DC 20007
  ----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ameritor Financial Corporation
              4400 MacArthur Blvd, Suite 301, Washington, DC 20007
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 202-625-6000

Date of fiscal year end: 6/30/2009

Date of reporting period: 6/30/2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                    AMERITOR

                                    SECURITY
                                      TRUST

                                  ANNUAL REPORT

                                  June 30, 2009

                        An Ameritor NO-LOAD Mutual Fund

                           [LOGO] Ameritor
                                    Financial
                                      Corporation
                                        Investment Advisor

August 14, 2009

Dear Shareholder:

      As of the 12 month period ended June 30, 2009, the Fund had 2,435622 shares outstanding and each share had an audited Net Asset Value ("NAV") of $.15. This NAV compares with a NAV of $.15 at December 31, 2008 and an audited NAV of $.28 at June 30, 2008.

      During the period ended June 30, 2009, Ameritor Financial Corporation, the Fund's Advisor, was responsible for management of the Fund's portfolio. The Fund's portfolio manager, Carole Kinney, has continued her program of fundamental investing purchasing quality securities she believes are undervalued and which have the potential for capital appreciation. She believes that this fundamental approach, combined with a well diversified portfolio having investments in over 25 market sectors is a prudent approach as the market continues it's volatility. At the same time she continues to monitor the market in order to take advantage of buying opportunities during market corrections.

      At the end of the reporting period, June 30, 2009, the portfolio of investments had a $159,559 unrealized loss. However, taking into account the Fund's expenses and redemptions, which we must, the Fund was down 49.03 % for the year. This compares to an increase of 00.48% for the Russell 2000 Index and a decrease of 1.34% for the S&P 500 Index. On a positive note the Fund was up 13.8% for the second quarter compared with the S&P 500 which was up 13.4%

      Our portfolio remained predominantly unchanged over the last period and we are now taking advantage of the recent market gains and thereby recovering a significant portion of the unrealized losses incurred during the severe downturn commencing in the Fall of 2008. We did, however, sell positions or partial positions in areas of weakness. We also realized some gains in retail/manufacturing, oil, metals and e-commerce. We bought several high yielding utility stocks with potential for growth. We continue to maintain some positions in oil, banking, manufacturing and health care where we have experienced recent gains in the current market upturn. In the last 3 months we have seen positive gains in our portfolio assets and will continue to focus on sectors having what we perceive as potential for more growth.

      The markets ended higher for the fourth consecutive week after the fist week in August. This was supported by better economic data and further stabilization from corporate earnings. Better manufacturing, pending home sales, personal spending and stronger factory orders all indicated an improving economy. More important was the August 7 jobs report which pushed the markets even higher. At the same time, nonfarm payrolls declined to the lowest level since last August and the unemployment rate fell for the first time since last April. The economy is gradually recovering and this leads our portfolio manager to look toward adding to the economically sensitive sectors like financials, technology, materials and industrials. At the same time she believes that caution requires balance and therefore she will continue positions in the defensive sectors like staples and healthcare. Lastly, we perceive an opportunity in the mobile internet area and will look to add to or initiate new positions in these types of stocks during market dips. We hope to be able to take advantage of the opportunities presented by this market while at the same time protecting our capital through our diversification.

      As you no doubt are aware, Congress and the regulatory agencies, primarily as the result of the Sarbanes/Oxley Act, have put extra expense burdens on all mutual funds. These expenses are unimportant to larger institutions from a percentage standpoint, but we smaller funds are subject to the same oversight rules while operating with a much smaller asset base. These expenses impact heavily on the Fund's performance. We are making every effort to reduce our expenses and we will continue to do so in all respects. We also continue to explore avenues which may be available to increase the Fund's assets which in turn would operate to reduce the overall expense ratio and increase the Fund's performance.

      The performance data quoted represents past performance and investment return and principle value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Please remember that past performance does not guarantee future results and current performance may be higher or lower than the performance data quoted.

      Our thanks to our Board and our many shareholders for their support during our many years of operation.

Very truly yours,

/s/ Jerome Kinney

Jerome Kinney
President

                            Tait, Weller & Baker LLP
                          Certified Public Accountants

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND
SHAREHOLDERS OF AMERITOR SECURITY TRUST FUND
WASHINGTON, D.C.

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Ameritor Security Trust Fund as of June 30, 2009 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ameritor Security Trust Fund as of June 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with auditing standards generally accepted in the United States of America.

                                          /s/ Tait, Weller & Baker LLP

                                              TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
AUGUST 28, 2009

AMERITOR SECURITY FUND
ALLOCATION OF PORTFOLIO ASSETS
(CALCULATED AS A PERCENTAGE OF NET ASSETS)
JUNE 30, 2009
--------------------------------------------------------------------------------

SECTOR BREAKDOWN
--------------------------------------------------------------------------------
AEROSPACE                                                                 2.90%
AIRLINES                                                                  0.60%
BANKS                                                                     6.25%
BEVERAGES                                                                 3.06%
BUILDING PRODUCTS                                                         2.40%
CABLE TV                                                                  1.21%
CELLULAR TELCOM                                                           3.26%
COAL                                                                      1.81%
COMMUNICATIONS                                                            1.04%
COMPUTERS                                                                15.29%
E-COMMERCE                                                                3.72%
ELECTRIC/POWER                                                            5.55%
FINANCE                                                                   1.60%
LODGING                                                                   1.23%
MACHINERY                                                                 1.95%
MANUFACTURING                                                             4.81%
MEDICAL                                                                  14.72%
METALS                                                                    3.51%
MINERALS                                                                  2.95%
OFFICE SUPPLIES                                                           1.12%
OIL                                                                      13.74%
OIL & GAS                                                                 2.42%
PUBLISHING                                                                1.68%
REHAB CENTERS                                                             1.27%
RETAIL                                                                    4.60%
SAVINGS & LOAN                                                            0.01%
SEMICONDUCTORS                                                            1.85%
SHOES                                                                     0.27%
CASH EQUIVALENTS                                                          1.04%
--------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                       105.86%
LIABILITIES IN EXCESS OF OTHER ASSETS                                    (5.86%)
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                        100.00%

                          AMERITOR SECURITY TRUST FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  JUNE 30, 2009

  NUMBER                                                              MARKET
OF SHARES                 DESCRIPTION                                  VALUE
----------                -----------                              ------------
             COMMON STOCKS:                           104.82%

             AEROSPACE                                  2.56%

       200   United Technologies, Corp.                                  10,392
                                                                   ------------

             AIRLINES                                   0.60%
       500   Jetblue Airways, Corp.*                                      2,135
                                                                   ------------

             BANKS                                      6.25%
       405   HSBC Holdings PLC - ADR                                     16,917
       300   Bank of America, Corp.                                       3,960
        39   Wells Fargo & Co.                                              946
       200   Citigroup, Inc.                                                594
                                                                   ------------
                                                                         22,417

             BEVERAGES                                  3.06%
       200   Pepsico, Inc.                                               10,992
                                                                   ------------

             BUILDING PRODUCTS                          2.40%
       200   Home Depot, Inc.                                             4,726
       200   Lowes Companies, Inc.                                        3,882
                                                                   ------------
                                                                          8,608

             CABLE TV                                   1.21%
       300   Comcast, Corp.                                               4,347
                                                                   ------------

             CELLULAR TELCOM                            3.26%
       300   Verizon Communications                                       9,219
     1,000   Alcatel Lucent ADR *                                         2,480
                                                                   ------------
                                                                         11,699

             COAL                                       1.81%
       200   Alliance Resource, LP.                                       6,500
                                                                   ------------

             COMMUNICATIONS                             1.04%
       200   Cisco Systems, Inc. *                                        3,728
        29   Nortel Networks, Corp. *                                         1
                                                                   ------------
                                                                          3,729

  NUMBER                                                              MARKET
OF SHARES                 DESCRIPTION                                  VALUE
----------                -----------                              ------------

             COMPUTERS                                 15.29%
       200   Apple, Inc. *                                               28,486
       200   International Business Machines, Corp.                      20,884
       400   Dell, Inc. *                                                 5,492
                                                                   ------------
                                                                         54,862

             E-COMMERCE                                 3.72%
       200   Shanda Interactive Entertainment, Ltd. *                    10,458
       200   Nutrisystem, Inc.                                            2,900
                                                                   ------------
                                                                         13,358

             ELECTRIC/POWER                             5.55%
       300   Consolidated Edison, Inc.                                   11,226
       300   American Electric, Inc.                                      8,667
                                                                   ------------
                                                                         19,893

             FINANCE                                    1.60%
       350   Western Union, Co.                                           5,740
                                                                   ------------

             LODGING                                    1.23%
       201   Marriott International, Inc.                                 4,430
                                                                   ------------

             MACHINERY                                  1.95%
       100   Flowserve, Corp.                                             6,981
                                                                   ------------

             MANUFACTURING                              4.81%
       200   Honeywell International, Inc.                                6,280
       300   Ingersoll Rand, Co. Ltd. CL-A                                6,270
       400   General Electric, Co.                                        4,688
                                                                   ------------
                                                                         17,238

             MEDICAL                                   14.72%
       200   Johnson & Johnson                                           11,360
       200   Amgen, Inc. *                                               10,588
       300   Medtronic, Inc.                                             10,467
       250   Novartis AG - ADR                                           10,198*
       200   Wellpoint, Inc. *                                           10,178
                                                                   ------------
                                                                         52,791

             METALS                                     3.51%
       200   Freeport McMoran Copper                                     10,022
       250   Alcoa, Inc.                                                  2,583*
                                                                   ------------
                                                                         12,605

  NUMBER                                                              MARKET
OF SHARES                 DESCRIPTION                                  VALUE
----------                -----------                              ------------

             MINERALS                                   2.95%
     1,500   Northern Dynasty Minerals *                                 10,575
                                                                   ------------


             OFFICE SUPPLIES                            1.12%
       200   Staples, Inc.                                                4,034
                                                                   ------------

             OIL                                       13.74%
       300   Schlumberger, Ltd.                                          16,233
       200   Occidental Petroleum, Corp.                                 13,162
       200   Canadian Natural Resources                                  10,498
       200   CNX Gas, Corp. *                                             5,254
       200   Halliburton, Co.                                             4,140
                                                                   ------------
                                                                         49,287

             OIL & GAS                                  2.42%
       300   Nabors Industries, Ltd. *                                    4,674
       200   Chesapeake Energy, Corp.                                     3,966
                                                                   ------------
                                                                          8,640

             PUBLISHING                                 1.68%
       200   Mcgraw Hill, Cos., Inc.                                      6,022
                                                                   ------------

             REHAB CENTERS                              1.27%
       200   Psychiatric Solutions, Inc. *                                4,548
                                                                   ------------

             RETAIL                                     4.60%
       250   Walmart Stores, Inc.                                        12,110
       150   Walgreen, Co.                                                4,410
                                                                   ------------
                                                                         16,520

             SAVINGS & LOAN                             0.01%
       450   Washington Mutual, Inc.                                         45
                                                                   ------------

             SEMICONDUCTORS                             1.85%
       400   Intel, Corp.                                                 6,620
                                                                   ------------

             SHOES                                      0.27%
       300   Crocs, Inc. *                                                1,020
                                                                   ------------

             Total Common Stock (Cost $535,587)                         376,028
                                                                   ------------

  NUMBER                                                              MARKET
OF SHARES                 DESCRIPTION                                  VALUE
----------                -----------                              ------------

   PAR                 SHORT TERM INVESTMENTS           1.04%
----------
     3,728   Evergreen Institutional Money Market Fund
                (Cost $3,728)                                             3,728
                                                                   ------------

             TOTAL INVESTMENTS:
             (Cost: $539,315)**                       105.86%           379,756
             Liabilities in excess of other assets     (5.86%)          (21,015)
                                                      -------      ------------
             NET ASSETS                               100.00%      $    358,741
                                                      =======      ============

*     Non-income producing
** Cost for Federal income tax purposes is $539,318 and net unrealized depreciation consists of:

             Gross unrealized appreciation            $     27,767
             Gross unrealized depreciation                (187,329)
                                                      ------------
             NET UNREALIZED DEPRECIATION              $   (159,562)
                                                      ============

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009

ASSETS
   Investments at value (identified cost of $539,315)
      (Notes 1 & 4)                                                $    379,756
   Receivables:
      Interest                                                                1
      Dividends                                                             408
      Prepaid Insurance                                                     543
                                                                   ------------
      TOTAL ASSETS                                                      380,708
                                                                   ------------


ACCRUED LIABILITIES
   Accrued administration fees                                            5,000
   Accrued transfer agent fees                                            1,717
   Accrued advisory fees                                                    406
   Accrued expenses                                                      14,844
                                                                   ------------
      TOTAL LIABILITIES                                                  21,967
                                                                   ------------

NET ASSETS                                                         $    358,741
                                                                   ============

   NET ASSET VALUE, OFFERING AND REDEMPTION
      PRICE PER SHARE ($358,741/2,435,622 shares outstanding)      $       0.15
                                                                   ============
   COMPONENTS OF NET ASSETS
      At June 30, 2009, there was an unlimited amount of no
         par value shares of beneficial interest and the
         components of net assets are (Note 1):
      Paid in capital                                              $  1,501,405
      Accumulated net realized losses on investments                   (983,105)
      Net unrealized depreciation of investments                       (159,559)
                                                                   ------------
      Net Assets                                                   $    358,741
                                                                   ============

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
STATEMENT OF OPERATIONS

YEAR ENDED JUNE 30, 2009
--------------------------------------------------------------------------------


INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $107)                $      8,745
Interest                                                                     150
                                                                    ------------
                                                                           8,895
                                                                    ------------

EXPENSES
   Administrative services (Note 2)                  $     55,000
   Legal and audit fees                                    12,885
   Transfer agent fees (Note 2)                            20,473
   Accounting fees                                         20,113
   Investment advisory fees (Note 2)                        4,398
   Custody fees                                             2,912
   Directors                                                7,557
   Miscellaneous                                           12,304
                                                     ------------
      Total expenses                                                    135,642
                                                                   ------------


      Net Investment Loss                                              (126,747)
                                                                   ------------


NET REALIZED AND UNREALIZED GAINS/LOSSES ON
   INVESTMENTS:
   Net realized loss on investments                                     (44,381)
   Net decrease in unrealized appreciation on investments              (171,487)
                                                                   ------------
   Net loss on investments                                             (215,868)
                                                                   ------------
   Net decrease in net assets resulting from operations            $   (342,615)
                                                                   ------------

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     YEAR ENDED       YEAR ENDED
                                                                    JUNE 30, 2009    JUNE 30, 2008
                                                                     ------------    ------------
OPERATIONS
   Net investment loss                                               $   (126,747)   $   (131,449)
   Net realized gain(loss) on investments                                 (44,381)          8,850
   Change in unrealized appreciation of investments                      (171,487)        (96,124)
                                                                     ------------    ------------
   Net increase/(decrease) in net assets resulting from operations       (342,615)       (218,723)

CAPITAL SHARE TRANSACTIONS (NOTE 3)
   Net decrease in net assets resulting from capital share
      transactions                                                        (23,044)        (17,574)
                                                                     ------------    ------------
   Net (decrease) in net assets                                          (365,659)       (236,297)
   Net assets at beginning of year                                        724,400         960,697
                                                                     ------------    ------------

NET ASSETS at the end of the year                                    $    358,741    $    724,400
                                                                     ============    ============

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------

                                       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                      JUNE 30 2009   JUNE 30 2008   JUNE 30 2007   JUNE 30 2006   JUNE 30 2005
                                      ------------   ------------   ------------   ------------   ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR    $       0.28   $       0.37   $       0.41   $       0.37   $       0.45
                                      ------------   ------------   ------------   ------------   ------------
Income from investment operations-
   Net investment (loss)                     (0.05)         (0.05)         (0.05)         (0.05)         (0.05)
   Net realized and unrealized gain
      (loss) on investments                  (0.08)         (0.04)          0.01           0.09          (0.03)

                                      ------------   ------------   ------------   ------------   ------------
TOTAL FROM INVESTMENT OPERATIONS             (0.13)         (0.09)         (0.04)          0.04          (0.08)
                                      ------------   ------------   ------------   ------------   ------------

NET ASSET VALUE, END OF YEAR          $       0.15   $       0.28   $       0.37   $       0.41   $       0.37
                                      ============   ============   ============   ============   ============

Total Return                                (46.43%)       (24.32%)        (9.76%)        10.81%        (17.78%)
                                      ============   ============   ============   ============   ============

Ratios/Supplemental Data
   Net assets, end of year (000's)    $        358   $        724   $        961   $      1,125   $      1,071
Ratio to average net assets
   Expense ratio - net                       30.77%         17.10%         16.36%         12.84%         12.85%
   Net (loss)                               (28.75%)       (15.42%)       (12.85%)       (11.51%)       (11.70%)
Portfolio turnover rate                          7%            15%           140%           286%           606%

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009
--------------------------------------------------------------------------------

(1)   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Ameritor Security Trust Fund, (the "FUND"), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      A. SECURITY VALUATION - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

            The Fund Adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157, "Fair Value Measurement" ("FAS 157"), on July 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. The hierarchy of inputs is summarized below.

            Level 1 - quoted prices in active markets for identical investments.

            Level 2 - other significant observable inputs (Including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

            Level 3 - significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments).

            A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining fair value, the Fund separates its financial instruments into two categories: Exchange traded and Money Market Securities. The following summarizes the valuation of the Fund's assets and liabilities by the SFAS 157 fair value hierarchy as of June 30, 2009:

                                     June  30,   Balance
                                       2009      Level 1    Level 2    Level 3
Exchange traded common stocks        $376,028   $376,028   $      0   $      0
Money Market Securities              $  3,728   $  3,728   $      0   $      0
                                     --------   --------   --------   --------
Total Asset Measured at Fair Value   $379,756   $379,756   $      0   $      0
                                     ========   ========   ========   ========

            The Industry classifications of Level 1 Investments are included in the Schedule of Portfolio Investments.

AMERITOR SECURITY TRUST FUND

JUNE 30, 2009
--------------------------------------------------------------------------------

      B. INCOME TAXES - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore no federal income tax provision is required. Accounting principles generally accepted in the United States of America require that Permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. At June 30, 2009, for Federal income tax purposes, the Fund had a capital loss carryforward of $934,458 of which $843,827 expires in fiscal year 2010, $56,819 expires in fiscal year 2012 and $33,812 expires in fiscal year 2015 to offset future realized gains.

            The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no tax liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2005-2008), or expected to be taken in the Fund's 2009 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and District of Columbia where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

      C. NEW ACCOUNTING PRONOUNCEMENTS - In March 2008, the FASB issued SFAS No. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES". The provisions are effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

      D. DISTRIBUTIONS TO SHAREHOLDERS - No distributions were paid in fiscal years 2008 or 2009. As of June 30, 2009, the components of distributable earnings (accumulated loss) on a tax basis of the Fund were as follows:

            Other accumulated losses                 $    (48.644)
            Capital loss carryforward                $   (934,458)
            Unrealized depreciation                      (154,562)
                                                     ------------
                                                     $ (1,142,664)
                                                     ============

            The difference between the book basis and tax basis net unrealized depreciation and cost is attributable to wash sales.

AMERITOR SECURITY TRUST FUND

JUNE 30, 2009
--------------------------------------------------------------------------------

      E. INVESTMENT TRANSACTIONS - Investment transactions are recorded on the trade date. Realized gains and losses are determined by using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

      F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

      G. RECLASSIFICATION OF CAPITAL ACCOUNTS - Accounting Principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2009 the Fund decreased paid in capital by $1,829,996, decreased accumulated net investment loss by $126,747 and decreased accumulated realized losses on investments by $1,703,249.

(2)   INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

      The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

      The administrative agreement with AFC provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $5,000 per month.

      Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

(3)   TRUST SHARES

      The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                        YEAR ENDED                      YEAR ENDED
                                      JUNE 30, 2009                   JUNE 30, 2008
                              ----------------------------    ----------------------------
                                 SHARES          AMOUNT          SHARES          AMOUNT
                              ------------    ------------    ------------    ------------
      Shares redeemed             (112,131)   $    (23,044)        (53,729)   $    (17,574)
                              ------------    ------------    ------------    ------------
      Net decrease                (112,131)   $    (23,044)        (53,729)   $    (17,574)
                              ============    ============    ============    ============
      Shares outstanding
          Beginning of year      2,547,753                       2,601,482
                              ------------                    ------------
          End of year            2,435,622                       2,547,753
                              ============                    ============

AMERITOR SECURITY TRUST FUND

JUNE 30, 2009
--------------------------------------------------------------------------------

(4)   PURCHASE AND SALE OF SECURITIES

      During the year ended June 30, 2009, purchases and proceeds from sales of investment securities were $30,785 and $168,980, respectively. Cost of securities for income tax purposes was $539,318 at June 30, 2009. Net unrealized appreciation of investments aggregated $159,562, which relates to gross unrealized appreciation of $27,767 and gross unrealized depreciation of $187,329. The difference between book-basis and tax-basis unrealized appreciation is attributable to wash sales.

      (5)   SUBSEQUENT EVENTS

      In May 2009, the FASB issued SFAS No. 165, "Subsequent Events" (SFAS No.
      165). The Fund adopted SFAS No. 165 which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep financial statements from being misleading, an entity will be required to disclose the nature of the events as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, SFAS No. 165 requires an entity to disclose the date through which subsequent events have been evaluated. The Fund has evaluated subsequent events through the issuance of the financial statements on August 28, 2009.

AMERITOR SECURITY TRUST FUND

JUNE 30, 2009
--------------------------------------------------------------------------------

                      SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-202-625-2112 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the year ended June 30, 2008 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-202-625-2112 or on the SEC's website at www.sec.gov. . The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

AMERITOR SECURITY TRUST FUND

JUNE 30, 2009
--------------------------------------------------------------------------------

5)    TRUSTEES AND OFFICERS (UNAUDITED)

      The following table sets forth certain information concerning the Trustees and officers of the Fund.

      -------------------------------------------------------------------------------------------------------------
                 (1)                  (2)           (3)               (4)                (5)             (6)
      -------------------------------------------------------------------------------------------------------------
      Name                        Position(s)     Term of          Principal          Number of         Other
      Address and                  Held with     Office and      Occupation(s)      Portfolios in   Directorships
      Age                            Fund        Length of        During Past       Fund Complex       Held by
                                                Time Served         5 Years          Overseen by       Trustee
                                                                                       Trustee
      -------------------------------------------------------------------------------------------------------------
      NON-INTERESTED TRUSTEE
      -------------------------------------------------------------------------------------------------------------
      Richard P. Ellison         Non-Interested   9 Years        President and            1         Potomac Group
      1410 Coventry Lane            Trustee        Served       Chief Executive                         Homes;
      Alexandria, VA 22304                        Term is         Officer of                             Boat
      Age 78                                      For Life         Intervest                           America
                                                                Financial Corp.
      -------------------------------------------------------------------------------------------------------------
      James I. Schwartz              Non-          6 Year      Retired President          1              None
      14801 Pennfield Circle      Interested       Served        Capital City
      #307                          Trustee       Term is       Savings & Loan
      Silver Spring, MD                           For Life            And
      20906                                                     Schwartz & Co.
      Age 82
      -------------------------------------------------------------------------------------------------------------
      INTERESTED TRUSTEE AND OFFICERS
      -------------------------------------------------------------------------------------------------------------
      Carole S. Kinney             Trustee,       9 Years       Chairman of the           1              None
      8020 Thornley Court         Secretary,       served          Board of
      Bethesda, MD 20817              and         Term is          Ameritor
      Age 63                       Chairman       For life         Financial
                                    of the                        Corporation
                                     Fund                         Since 1998
      -------------------------------------------------------------------------------------------------------------
      Jerome Kinney                President      9 Years         Founder and             1              None
      8020 Thornley Court                          served         President,
      Bethesda, MD 20817                           Term=1      Jerome F. Kinney
      Age 79                                        year            Company
                                                                  (builder);
                                                                 President and
                                                                     CEO,
                                                                   Ameritor
                                                                   Financial
                                                                  Corporation
      -------------------------------------------------------------------------------------------------------------

AMERITOR SECURITY TRUST FUND

EXPENSE EXAMPLES (UNAUDITED)

JUNE 30, 2009
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, Security Trust and (2) ongoing costs, including management fees and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                   BEGINNING        ENDING      EXPENSES PAID
                                                 ACCOUNT VALUE  ACCOUNT VALUE   DURING PERIOD
                                                    1/1/09         6/30/09    1/1/09 - 6/30/09*
                                                    ------         -------    -----------------
      Actual                                      $ 1,000.00     $ 1,000.00      $    59.30
      Hypothetical (5% return before expenses)    $ 1,000.00     $ 1.050.00      $    62.30

* Expenses are equal to the Fund's annual expense ratio of 29.41% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

                                Performance Graph

      The following graph provides a comparison of the change in the value of a $10,000 investment in the Fund and same investment in the S & P 500 Index for each fiscal year from June 30, 1999 to June 30, 2009.

                         Total Return vs S&P 500 Index

                              [LINE GRAPH OMITTED]

                                    Fund          Index
                   06/30/99        $10,000       $10,000
                   06/30/00        $12,667       $10,724
                   06/30/01         $5,561        $9,027
                   06/30/02         $3,893        $7,298
                   06/30/03         $3,575        $7,286
                   06/30/04         $3,575        $8,677
                   06/30/05         $2,939        $9,225
                   06/30/06         $3,257       $10,022
                   06/30/07         $2,939       $12,085
                   06/30/08         $2,224       $10,499
                   06/30/09         $1,192        $7,541

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                    1 YEAR            5 YEAR          10 YEAR
                    (46.4)%           (19.7)%         (19.2)%
--------------------------------------------------------------------------------

*     Past performance is not predictive of future performance.
**    S & P 500 Index is adjusted to reflect the reinvestment of dividends.

Returns reflect reinvestment of dividends and capital gains distributions. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares. Indices do not incur expenses and are not available for investment.

                         Ameritor Financial Corporation
                             Ameritor Security Trust


                                 PRIVACY POLICY

At Ameritor, we recognize the importance of protecting the personal and financial information of Fund shareholders. We consider each shareholder's personal information to be private and confidential. The following describes the practices followed by Ameritor to protect Fund shareholders' privacy.

Ameritor may obtain nonpublic personal information about you from the following sources:

      o Information we receive from you on applications, forms, and other information you provide to us in writing, by telephone, electronically or by any other means; and

      o     Information about your transactions with us or others.

Ameritor will collect and use Fund shareholder personal information only to service shareholder accounts. This information may be used by Ameritor in connection with providing services or financial products requested by Fund shareholders. We will not disclose any nonpublic personal information about you to anyone, except as permitted by law.

Ameritor restricts access to your personal and account information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

Even if you are no longer a Fund shareholder, Ameritor's Privacy Policy will continue to apply to you.

ITEM 2. CODE OF ETHICS.

      (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (b) During the period covered by this report, there were no amendments to any provision of the code of ethics.

      (c) During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

      (d) The registrant's code of ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Richard Ellison, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Ellison is "independent" as that term is defined in paragraph (a)(2) of this item's instructions.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $9,000 and $9,000 for fiscal years ended June 30, 2008 and 2009, respectively.

      (b) Audit Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended June 30, 2008 and 2009, respectively.

      (c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $1,500 and $1,500 for the fiscal years ended June 30, 2008 and 2009, respectively.

      (d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs
            (a) through (c) of this Item were $0 and $0 for the fiscal years ended June 30, 2008 and 2009, respectively.

      (e)(1) The audit committee does not have pre-approved policies and procedures. Instead, the audit committee or sub-audit committee approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

      (e)(2) There were no services described in each of paragraphs (b) through
            (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) Rule 2-01 of Regulation S-X.

      (f) Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

      (g) All non-audit fees billed by the registrant's accountant for services rendered to the Fund for the fiscal years ended June 30, 2008 and June 30, 2009 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's account for the registrant's adviser.

      (h)   Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101).

ITEM 11. CONTROLS AND PROCEDURES.

AMERITOR FUNDS

Disclosure Controls and Procedures

Adopted Pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 and Rule 30a-3 Under the Investment Company Act of 1940

I.    Introduction

      Ameritor Security Trust and Ameritor Investment Fund (the "Funds"), hereby establish these disclosure controls and procedures ("Disclosure Procedures") pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 ("Exchange Act") and Rule 30a-3 under the Investment Company Act of 1940 (the "1940 Act"). The Disclosure Procedures are designed to ensure that all information that the Funds are required to disclose in their shareholder reports (the "Reports") filed with the Securities and Exchange Commission ("SEC") pursuant to Section 13(a) or Section 15(d) of the Exchange Act is recorded, processed, summarized and reported within the time period specified in applicable SEC rules and forms. The Disclosure Procedures also support the certifications that the Funds' principal officers must sign and submit with each Report filed with the SEC, and the required disclosures in the Reports about the Funds' internal controls.

      The overriding goals of these Disclosure Procedures are:

o To promote the timely accumulation and communication of information the Funds are required to disclose in their Reports; and

o     To promote reliable and accurate disclosure in the Reports.

II.   Roles and Expectations of Fund Service Providers

      The Funds rely on their service providers to perform substantially all tasks related to the Funds' ongoing business operations, including preparing and filing the Reports and preparing the information included in the Reports. The Funds' strongest control for promoting timely and accurate disclosures, therefore, is appropriate and reasonable oversight of their service providers. Accordingly, the Funds encourage each service provider involved in the process of preparing or filing a Report or preparing the information included in a Report ("Service Provider") to adopt its own internal controls and procedures governing, as applicable, the preparation and filing of Reports and the recording, processing, generation and translation of information that it provides to the Funds for inclusion in any Report ("Service Provider Procedures").

      In particular, the Funds expect each Service Provider to:

      Provide Procedures - provide to the Funds' President a copy of its Service Provider Procedures, if any;

      Provide Amendments to Procedures - promptly provide to the Funds' President a copy of any substantive changes or amendments to the Service Provider Procedures;

      Report Violations - promptly report to the Funds' President any material violations of the Service Provider Procedures (and any corrective actions taken);

      Report Important Matters - promptly report to the Funds' President any material misstatements or omissions or unfair presentations in any Report; any suspected fraud relating to a Report; and any complaints about, or suspected or perceived weaknesses, problems or breakdowns in, the Disclosure Procedures, the Service Provider Procedures or any other internal controls related to the Funds, a Report or Fund disclosure matters;

      Create Due Diligence Files - create and maintain a due diligence file, and other appropriate documentation and records for each Report; and

      Submit Requested Information - submit on a timely basis information, certifications or other documents related to a Report or Fund disclosure matters as the Funds, through their President, may reasonably request.

III.  Monitoring of Disclosure Controls

      Roles and Responsibilities. The President is primarily responsible for the proper functioning of the Disclosure Procedures and for evaluating the Disclosure Procedures under Section V below. To discharge these broad responsibilities, the President will communicate with and generally oversee the Service Providers regarding Fund disclosure matters and matters relating to the preparation and filing of Reports.

      Oversight of and Coordination with Service Providers. The President will coordinate with the Service Providers on an ongoing basis regarding the Funds' disclosure obligations, the Disclosure Procedures and the Service Provider Procedures.

      Review of Service Provider Procedures. The President will ask each Service Provider to provide a copy of its Service Provider Procedures, and any substantive changes or amendments to the Procedures as they are adopted. The President will initially and periodically thereafter review the Service Provider Procedures and any substantive changes or amendments thereto.

IV.   Material Misstatements/Omissions; Unfair Presentations; Fraud

      If the President discovers or is informed about a suspected material misstatement or omission, or an unfair presentation, in a Report, or suspected fraud in relation to a Report, the President or his delegate will investigate (or cause an appropriate Service Provider to investigate) the matter, focusing on the effectiveness of applicable controls and procedures and consulting with Service Providers or others as appropriate regarding corrective actions.

      The President will prepare a report about any such investigations (and the related findings and conclusions). The President will consider appropriate next steps, such as investigating further or reporting the matter to the Audit Committee.

V.    Evaluating the Disclosure Procedures

      Conducting the Evaluation. The President will evaluate, with the participation of and input from, as applicable, the Service Providers, the Audit Committee, and the Funds' independent auditor ("Outside Auditors"), the effectiveness of the design and operation of these Disclosure Procedures and the Service Provider Procedures. This evaluation must be completed within 90 days before any Report is filed with the SEC.

      Feedback on Controls. The Funds' President, in performing the functions of a Chief Financial Officer, will ask the Audit Committee to alert the President about any weaknesses, problems or complaints regarding financial internal controls that it receives. The President will ask each Service Provider to give notification of any weaknesses, problems or complaints regarding financial internal controls that it receives.

      Resolving Any Deficiencies in Controls. The President will promptly investigate and resolve any suspected or perceived weaknesses, problems or complaints in the design and operation of the financial internal controls, or any suspected fraud in relation to a Report on internal controls. Appropriate records will be created and maintained regarding the investigation and resolution of any such matters.

      The President will consider any deficiencies in the Disclosure Procedures, and will determine the appropriate actions to take in order to resolve such deficiencies. In making this determination, the President should consider discussing these matters further with the Audit Committee, outside legal counsel, and/or the Outside Auditors. At a minimum, however, the President will disclose to the Audit Committee and the Outside Auditors:

      Significant Deficiencies - any significant deficiencies in the design or operation of the Disclosure Procedures (or those of Service Providers), including any financial internal controls that adversely affect the Funds' ability to record, process, summarize and report financial data, and identify any material weakness in financial internal controls; and

      Fraud - any fraud, whether or not material, that involves management, a Service Provider or a Service Provider's employees who have a significant role in the Funds' financial internal controls, as well as any material weakness identified in the Funds' financial internal controls.

VI.   Miscellaneous

      Recordkeeping. The President will maintain appropriate records supporting compliance with these Disclosure Procedures and records generated or received pursuant to these Disclosure Procedures. Specifically, all substantive determinations, judgments or actions taken in relation to these Disclosure Procedures will be documented. All substantive documents created, distributed or received in relation to these Disclosure Procedures will be maintained by the President for the Funds' records.

      Amendments. The President may amend these Disclosure Procedures from time to time as appropriate. The President will report to the Board regarding any substantive amendments to these Disclosure Procedures.

      Use of Experts. The President may consult with outside legal counsel or any other external experts as necessary or appropriate in furtherance of the goals of the Disclosure Procedures.

      Delegation. When these Disclosure Procedures require a particular person to perform a task (other than actually signing the certification), it is understood that the person may reasonably delegate that task to another appropriate party.

Adopted:  September 2003

ITEM 12.  EXHIBITS

      (a)(1) Code of Ethics required to be disclosed under item 2 is attached hereto.

      (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.


                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Ameritor Security Trust
--------------------------------------------------------------------------------


By (Signature and Title)* /s/ Jerome Kinney,
                          --------------------------------------------
                          President and Treasurer

Date  August 28, 2009
      ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jerome Kinney,
                          --------------------------------------------
                          President and Treasurer

Date  August 28, 2009
      ----------------------